UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-09845

                     Oppenheimer Emerging Technologies Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                               (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


            Registrant's telephone number, including area code: (303) 768-3200
                                                                --------------

                       Date of fiscal year end: October 31

          Date of reporting period: November 1, 2002 - October 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION

How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended October 31, 2003, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.
Management's Discussion of Fund Performance. Over the 12-month period ended October 31, 2003, the Fund delivered strong, positive returns. The Fund's performance was driven by the sharp upturn in technology stock prices that began in March 2003 and continued throughout the remainder of the period, and by a large number of exceptionally good individual stock selections produced by our disciplined, bottom-up selection process.
   During the first few months of the reporting period, the Fund achieved its most favorable results with investments in emerging medical technology and biotechnology companies, such as Boston Scientific Corp., Genentech, Inc. and Gilead Sciences, Inc., which benefited from a rapidly increasing number of approved products with wide applications. As other areas of the technology market showed signs of recovering in March 2003, we shifted an increasing proportion of the Fund's assets into these areas. These moves helped boost total returns for the period, with several performers deliver- ing substantial gains. Netease.com, Inc., a China-based Internet portal provider, climbed sharply on the basis of rising revenues from advertising, online gaming and e-mail messaging. Mercury Interactive Corp., a developer of testing software for internal network applications, delivered excellent earnings and revenue growth, driving the stock higher. Symantec Corp., an antivirus software company, emerged as the leader in its competitive space, and grew to be one of the Fund's largest single holdings.
   In other areas of technology, rapidly expanding demand for computer storage capacity led to strong returns from holdings of disk drive and related parts and equipment makers, such as Marvell Technology Group Ltd. and Maxtor Corp. Continually expanding Internet traffic levels also created a favorable environment for the Fund's holdings of profitable Internet service providers, including eBay, Inc. and Yahoo!, Inc. Finally, the Fund continued to derive gains from its remaining medical technology holdings, such as Angiotech Pharmaceuticals, Inc.
   Of course, not all of the Fund's holdings enhanced returns. A few disappointments undermined performance, particularly in late-2002 before the market started its steady climb. Among these were Zoran Corp., a maker of semiconductor chips for the home video market that faced unexpectedly steep competition from Taiwanese chip makers; and NetIQ Corp., a software company that reported weaker-than-expected earnings. Diminished visibility regarding future growth led us to sell both positions in the first half

6 | OPPENHEIMER EMERGING TECHNOLOGIES FUND of the reporting period. The Fund's portfolio holdings, allocations and strategies are subject to change.
Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until October 31, 2003. Performance is measured from the inception of Classes A, B, C and Y on April 25, 2000. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.
   The Fund's performance is compared to that of the Standard & Poor's (S&P) 500 Index and the Lipper Science & Technology Fund Index. The S&P 500 Index is a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market.
   Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.
   The Lipper Science & Technology Fund Index includes the top 30 market weighted funds within the Lipper Science & Technology Classification. The index includes funds that invest 65% of their equity portfolio in science and technology stocks, without considering sales charges.


7  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

FUND PERFORMANCE DISCUSSION

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Emerging Technologies Fund (Class A)
     Lipper Science & Technology Fund Index
     S&P 500 Index

[LINE CHART]
          Value of Investment      Lipper Science &        S&P 500 Index
Date            In Fund            Technology Fund Index   Reinvested Monthly

04/25/2000      $9,425                  $10,000               $10,000
04/30/2000      10,056                   10,000                10,000
07/31/2000      11,263                    9,591                 9,879
10/31/2000      10,594                    8,826                 9,897
01/31/2001       8,615                    7,139                 9,487
04/30/2001       5,709                    5,385                 8,703
07/31/2001       4,388                    4,645                 8,464
10/31/2001       3,312                    3,676                 7,434
01/31/2002       3,416                    4,157                 7,956
04/30/2002       2,538                    3,462                 7,605
07/31/2002       1,821                    2,545                 6,466
10/31/2002       1,717                    2,463                 6,311
01/31/2003       1,746                    2,466                 6,126
04/30/2003       1,982                    2,705                 6,594
07/31/2003       2,538                    3,201                 7,153
10/31/2003       2,963                    3,680                 7,623

Average Annual Total Returns of Class A Shares of the Fund at 10/31/03*
1-Year  62.61%             Since Inception  -29.24%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Emerging Technologies Fund (Class B)
     Lipper Science & Technology Fund Index
     S&P 500 Index

[LINE CHART]
          Value of Investment      Lipper Science &        S&P 500 Index
Date            In Fund            Technology Fund Index   Reinvested Monthly

04/25/2000     $10,000                  $10,000               $10,000
04/30/2000      10,670                   10,000                10,000
07/31/2000      11,930                    9,591                 9,879
10/31/2000      11,200                    8,826                 9,897
01/31/2001       9,090                    7,139                 9,487
04/30/2001       6,020                    5,385                 8,703
07/31/2001       4,610                    4,645                 8,464
10/31/2001       3,480                    3,676                 7,434
01/31/2002       3,580                    4,157                 7,956
04/30/2002       2,650                    3,462                 7,605
07/31/2002       1,900                    2,545                 6,466
10/31/2002       1,790                    2,463                 6,311
01/31/2003       1,810                    2,466                 6,126
04/30/2003       2,050                    2,705                 6,594
07/31/2003       2,630                    3,201                 7,153
10/31/2003       2,968                    3,680                 7,623

Average Annual Total Returns of Class B Shares of the Fund at 10/31/03*
1-Year  65.95%             Since Inception  -29.21%

*See Notes on page 11 for further details.

8  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Emerging Technologies Fund (Class C)
     Lipper Science & Technology Fund Index
     S&P 500 Index

[LINE CHART]
          Value of Investment      Lipper Science &        S&P 500 Index
Date            In Fund            Technology Fund Index   Reinvested Monthly

04/25/2000     $10,000                  $10,000               $10,000
04/30/2000      10,670                   10,000                10,000
07/31/2000      11,930                    9,591                 9,879
10/31/2000      11,200                    8,826                 9,897
01/31/2001       9,090                    7,139                 9,487
04/30/2001       6,010                    5,385                 8,703
07/31/2001       4,610                    4,645                 8,464
10/31/2001       3,480                    3,676                 7,434
01/31/2002       3,580                    4,157                 7,956
04/30/2002       2,650                    3,462                 7,605
07/31/2002       1,900                    2,545                 6,466
10/31/2002       1,790                    2,463                 6,311
01/31/2003       1,810                    2,466                 6,126
04/30/2003       2,060                    2,705                 6,594
07/31/2003       2,630                    3,201                 7,153
10/31/2003       3,060                    3,680                 7,623

Average Annual Total Returns of Class C Shares of the Fund at 10/31/03*
1-Year  69.95%             Since Inception  -28.59%

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Emerging Technologies Fund (Class N)
     Lipper Science & Technology Fund Index
     S&P 500 Index

[LINE CHART]
          Value of Investment      Lipper Science &        S&P 500 Index
Date            In Fund            Technology Fund Index   Reinvested Monthly

03/01/2001     $10,000                  $10,000                $10,000
04/30/2001       9,165                   10,201                 10,094
07/31/2001       7,041                    8,799                  9,817
10/31/2001       5,311                    6,963                  8,621
01/31/2002       5,478                    7,875                  9,227
04/30/2002       4,067                    6,559                  8,821
07/31/2002       2,914                    4,821                  7,499
10/31/2002       2,747                    4,665                  7,320
01/31/2003       2,792                    4,671                  7,104
04/30/2003       3,171                    5,124                  7,647
07/31/2003       4,052                    6,064                  8,296
10/31/2003       4,734                    6,971                  8,841

Average Annual Total Returns of Class N Shares of the Fund at 10/31/03*
1-Year  71.38%             Since Inception  -24.45%

The performance information for both indices in the graphs begins on 4/30/00 for Class A, Class B, Class C, and Class Y and 2/28/01 for Class N.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.

9  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

FUND PERFORMANCE DISCUSSION

Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Emerging Technologies Fund (Class Y)
     Lipper Science & Technology Fund Index
     S&P 500 Index

[LINE CHART]
          Value of Investment      Lipper Science &        S&P 500 Index
Date            In Fund            Technology Fund Index   Reinvested Monthly

04/25/2000     $10,000                  $10,000                $10,000
04/30/2000      10,670                   10,000                 10,000
07/31/2000      11,960                    9,591                  9,879
10/31/2000      11,260                    8,826                  9,897
01/31/2001       9,172                    7,139                  9,487
04/30/2001       6,084                    5,385                  8,703
07/31/2001       4,691                    4,645                  8,464
10/31/2001       3,558                    3,676                  7,434
01/31/2002       3,669                    4,157                  7,956
04/30/2002       2,726                    3,462                  7,605
07/31/2002       1,955                    2,545                  6,466
10/31/2002       1,854                    2,463                  6,311
01/31/2003       1,895                    2,466                  6,126
04/30/2003       2,145                    2,705                  6,594
07/31/2003       2,757                    3,201                  7,153
10/31/2003       3,218                    3,680                  7,623

Average Annual Total Returns of Class Y Shares of the Fund at 10/31/03*
1-Year  73.51%             Since Inception  -27.56%

*See Notes on page 11 for further details.
The performance information for both indices in the graphs begins on 4/30/00 for Class A, Class B, Class C, and Class Y and 2/28/01 for Class N.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.

10 |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer stocks than diversified funds, and therefore has greater risks. Because the Fund also invests in mid- and small-cap companies, including initial public offerings, investors may be subject to greater risk of loss. While foreign securities offer special investment opportunities, there are also special risks such as currency fluctuations and foreign taxes.

Class A shares of the Fund were first publicly offered on 4/25/00. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 4/25/00. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 4/25/00. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 4/25/00. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

11  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENT OF INVESTMENTS  October 31, 2003

                                            Market Value
                                  Shares      See Note 1
----------------------------------------------------------
 Common Stocks--101.1%
----------------------------------------------------------
 Consumer Discretionary--5.9%
----------------------------------------------------------
 Household Durables--0.3%
 Tripath
 Technology, Inc. 1               96,400   $     482,964
----------------------------------------------------------
 Internet & Catalog Retail--2.7%
 Amazon.com, Inc. 1               44,400       2,416,248
----------------------------------------------------------
 InterActiveCorp 1                76,200       2,797,302
                                           ---------------
                                               5,213,550
----------------------------------------------------------
 Media--2.2%
 EchoStar
 Communications
 Corp., Cl. A 1                   61,900       2,372,008
----------------------------------------------------------
 Sonic Solutions, Inc. 1         114,700       2,041,660
                                           ---------------
                                               4,413,668

----------------------------------------------------------
 Textiles, Apparel & Luxury Goods--0.7%
 Authentidate
 Holding Corp. 1                 124,300       1,431,812
----------------------------------------------------------
 Financials--1.0%
----------------------------------------------------------
 Diversified Financial Services--1.0%
 Ameritrade
 Holding Corp. 1                 144,000       1,964,160
----------------------------------------------------------
 Health Care--4.1%
----------------------------------------------------------
 Biotechnology--2.3%
 Amgen, Inc. 1                    23,100       1,426,656
----------------------------------------------------------
 Genzyme Corp.
 (General Division) 1             47,600       2,184,840
----------------------------------------------------------
 Nuerocrine
 Biosciences, Inc. 1              21,700       1,016,211
                                           ---------------
                                               4,627,707

----------------------------------------------------------
 Pharmaceuticals--1.8%
 Angiotech
 Pharmaceuticals,
 Inc. 1                           77,000       3,521,210
----------------------------------------------------------
 Industrials--1.4%
----------------------------------------------------------
 Commercial Services & Supplies--1.4%
 Monster
 Worldwide, Inc. 1               104,100       2,651,427
----------------------------------------------------------
 Information Technology--86.2%
----------------------------------------------------------
 Communications Equipment--16.2%
 ADTRAN, Inc.                     47,400       3,224,622
----------------------------------------------------------
 Alcatel SA,
 Sponsored ADR 1                 150,000       1,977,000

                                            Market Value
                                  Shares      See Note 1
----------------------------------------------------------
 Communications Equipment Continued
 Audiocodes Ltd. 1               162,500   $   1,392,625
----------------------------------------------------------
 Brocade
 Communications
 Systems, Inc. 1                 195,000       1,277,250
----------------------------------------------------------
 Ciena Corp. 1                   166,600       1,067,906
----------------------------------------------------------
 Corning, Inc. 1                 190,500       2,091,690
----------------------------------------------------------
 Emulex Corp. 1                   76,700       2,172,144
----------------------------------------------------------
 Foundry
 Networks, Inc. 1                 94,300       2,193,418
----------------------------------------------------------
 Ixia 1                          180,100       2,161,200
----------------------------------------------------------
 McDATA Corp.,
 Cl. B 1                         206,000       2,105,320
----------------------------------------------------------
 NetScreen
 Technologies, Inc. 1             56,800       1,512,016
----------------------------------------------------------
 Performance
 Technologies, Inc. 1            180,500       1,875,395
----------------------------------------------------------
 QLogic Corp. 1                   50,000       2,802,500
----------------------------------------------------------
 REMEC, Inc. 1                    90,500         998,215
----------------------------------------------------------
 Sonus
 Networks, Inc. 1                297,100       2,439,191
----------------------------------------------------------
 UTStarcom, Inc. 1                83,400       2,627,100
                                           ---------------
                                              31,917,592

----------------------------------------------------------
 Computers & Peripherals--11.7%
 ATI Technologies, Inc. 1         97,400       1,393,794
----------------------------------------------------------
 Dell, Inc. 1                     57,100       2,062,452
----------------------------------------------------------
 Dot Hill
 Systems Corp. 1                  60,600         812,646
----------------------------------------------------------
 EMC Corp. 1                     226,700       3,137,528
----------------------------------------------------------
 Lexar Media, Inc. 1             126,300       2,893,533
----------------------------------------------------------
 Maxtor Corp. 1                  265,100       3,623,917
----------------------------------------------------------
 Network
 Appliance, Inc. 1                62,400       1,540,032
----------------------------------------------------------
 Network
 Engines, Inc. 1                  86,000         844,434
----------------------------------------------------------
 SanDisk Corp. 1                  51,200       4,126,720
----------------------------------------------------------
 Western
 Digital Corp. 1                 200,500       2,696,725
                                           ---------------
                                              23,131,781

----------------------------------------------------------
 Electronic Equipment & Instruments--6.5%
 AU Optronics
 Corp., ADR                      149,400       2,028,852
----------------------------------------------------------
 Brightpoint, Inc. 1             140,800       4,033,920
----------------------------------------------------------
 CDW Corp.                        38,600       2,317,930


12  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

                                            Market Value
                                  Shares      See Note 1
----------------------------------------------------------
 Electronic Equipment & Instruments Continued
 Innovex, Inc. 1                 121,300   $   1,370,690
----------------------------------------------------------
 Jabil Circuit, Inc. 1            47,600       1,325,660
----------------------------------------------------------
 Vishay
 Intertechnology, Inc. 1          93,300       1,749,375
                                           ---------------
                                              12,826,427

----------------------------------------------------------
 Internet Software & Services--11.9%
 Digital River, Inc. 1            64,100       1,755,058
----------------------------------------------------------
 eCollege.com, Inc. 1             80,000       1,735,200
----------------------------------------------------------
 Lionbridge
 Technologies, Inc. 1            144,600       1,305,738
----------------------------------------------------------
 MicroStrategy, Inc.,
 Cl. A 1                          45,700       2,513,500
----------------------------------------------------------
 Netease.com,
 Inc., ADR 1                      28,900       1,312,060
----------------------------------------------------------
 Openwave
 Systems, Inc. 1                 102,532       1,338,043
----------------------------------------------------------
 SINA Corp. 1                     57,500       2,221,225
----------------------------------------------------------
 SupportSoft, Inc. 1             235,400       2,822,446
----------------------------------------------------------
 United Online, Inc. 1           151,900       4,373,201
----------------------------------------------------------
 VeriSign, Inc. 1                 71,600       1,136,292
----------------------------------------------------------
 Yahoo!, Inc. 1                   66,700       2,914,790
                                           ---------------
                                              23,427,553

----------------------------------------------------------
 IT Services--2.7%
 Cognizant Technology
 Solutions Corp. 1                50,600       2,296,734
----------------------------------------------------------
 Infosys Technologies
 Ltd., Sponsored ADR              34,800       2,944,428
                                           ---------------
                                               5,241,162

----------------------------------------------------------
 Semiconductors &
 Semiconductor Equipment--22.8%
 Agere Systems, Inc.,
 Cl. A 1                         741,100       2,579,028
----------------------------------------------------------
 AMIS Holdings, Inc. 1            45,500         916,825
----------------------------------------------------------
 Amkor
 Technology, Inc. 1               66,700       1,257,295
----------------------------------------------------------
 Analog
 Devices, Inc. 1                  63,300       2,806,089
----------------------------------------------------------
 ASML Holding NV 1               223,800       3,927,690
----------------------------------------------------------
 Cypress
 Semiconductor Corp. 1            80,000       1,716,800
----------------------------------------------------------
 Integrated
 Circuit Systems, Inc. 1          38,700       1,299,159

                                            Market Value
                                  Shares      See Note 1
----------------------------------------------------------
 Semiconductors &
 Semiconductor Equipment Continued
 Intel Corp.                      96,000   $   3,172,800
----------------------------------------------------------
 Linear
 Technology Corp.                 69,700       2,969,917
----------------------------------------------------------
 LTX Corp. 1                      60,000         857,400
----------------------------------------------------------
 Marvell Technology
 Group Ltd. 1                     92,000       4,036,040
----------------------------------------------------------
 Maxim Integrated
 Products, Inc.                   60,000       2,982,600
----------------------------------------------------------
 MEMC Electronic
 Materials, Inc. 1               121,400       1,359,680
----------------------------------------------------------
 Novellus
 Systems, Inc. 1                  60,000       2,477,400
----------------------------------------------------------
 OmniVision
 Technologies, Inc. 1             28,600       1,624,480
----------------------------------------------------------
 PMC-Sierra, Inc. 1               89,000       1,617,130
----------------------------------------------------------
 Power
 Integrations, Inc. 1             74,500       2,594,090
----------------------------------------------------------
 Silicon
 Laboratories, Inc. 1             28,600       1,543,828
----------------------------------------------------------
 Silicon Storage
 Technology, Inc. 1              120,000       1,341,600
----------------------------------------------------------
 Skyworks
 Solutions, Inc. 1                28,400         243,672
----------------------------------------------------------
 Taiwan Semiconductor
 Manufacturing
 Co. Ltd., ADR                   150,452       1,663,999
----------------------------------------------------------
 Vitesse Semiconductor
 Corp. 1                         261,400       1,840,256
                                           ---------------
                                              44,827,778

----------------------------------------------------------
 Software--14.4%
 Altiris, Inc. 1                  51,400       1,767,132
----------------------------------------------------------
 Ascential
 Software Corp. 1                 80,000       1,775,200
----------------------------------------------------------
 BEA Systems, Inc. 1              70,000         973,000
----------------------------------------------------------
 Fair Isaac Corp.                 23,600       1,505,208
----------------------------------------------------------
 FileNet Corp. 1                 118,600       3,168,992
----------------------------------------------------------
 Inet
 Technologies, Inc. 1             84,000       1,129,800
----------------------------------------------------------
 Macromedia, Inc. 1               60,100       1,148,511
----------------------------------------------------------
 Mercury
 Interactive Corp. 1              49,100       2,280,204
----------------------------------------------------------
 Micromuse, Inc. 1               171,400       1,379,770
----------------------------------------------------------
 Microsoft Corp.                 102,700       2,685,605
----------------------------------------------------------
 Oracle Corp. 1                  195,900       2,342,964


13  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENT OF INVESTMENTS  Continued


                                            Market Value
                                  Shares      See Note 1
----------------------------------------------------------
 Software Continued
 SAP AG (Systeme,
 Anwendungen,
 Produkte in der
 Datenverarbeitung),
 Sponsored ADR                    47,600   $   1,739,303
----------------------------------------------------------
 Symantec Corp. 1                 51,000       3,399,150
----------------------------------------------------------
 Veritas
 Software Corp. 1                 82,600       2,985,990
                                           ---------------
                                              28,280,829

----------------------------------------------------------
 Telecommunication Services--2.5%
----------------------------------------------------------
 Diversified Telecommunication Services--0.6%
 PTEK Holdings, Inc. 1           134,700       1,173,237
----------------------------------------------------------
 Wireless Telecommunication Services--1.9%
 AO VimpelCom,
 Sponsored ADR 1                  24,900       1,620,990
----------------------------------------------------------
 Nextel
 Communications,
 Inc., Cl. A 1                    90,000       2,178,000
                                           ---------------
                                               3,798,990
                                           ---------------
 Total Common Stocks
 (Cost $149,332,084)                         198,931,847

----------------------------------------------------------
 Preferred Stocks--0.3%
 Axsun Technologies,
 Inc., Cv., Series C 1,2,3       685,519         268,244

                                            Market Value
                                  Shares      See Note 1
----------------------------------------------------------
 Preferred Stocks Continued
 Blaze Network
 Products, Inc.,
 8% Cv., Series D 1,2,3          166,836   $          --
----------------------------------------------------------
 BroadBand Office,
 Inc., Cv., Series C 1,2          52,909              --
----------------------------------------------------------
 Centerpoint Broadband
 Technologies, Inc.:
 Cv., Series D 1,2               463,822              --
 Cv., Series Z 1,2                37,491              --
----------------------------------------------------------
 fusionOne, Inc.,
 8% Non-Cum. Cv.,
 Series D 1,2                    264,186          15,930
----------------------------------------------------------
 MicroPhotonix
 Integration Corp.,
 Cv., Series C 1,2,3             316,691              --
----------------------------------------------------------
 Multiplex, Inc., Cv.,
 Series C 1,2                    387,138         159,036
----------------------------------------------------------
 Questia Media, Inc.,
 Cv., Series B 1,2               258,859          14,600
                                           ---------------
 Total Preferred Stocks
 (Cost $23,351,600)                              457,810

----------------------------------------------------------
 Total Investments,
 at Value
 (Cost $172,683,684)               101.4%    199,389,657
----------------------------------------------------------
 Liabilities in Excess of
 Other Assets                       (1.4)     (2,677,186)
                                   -----------------------
 Net Assets                        100.0%  $ 196,712,471
                                   =======================

Footnotes to Statement of Investments
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted. See Note 7 of Notes to Financial Statements.
3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2003. The aggregate fair value of securities of affiliated companies held by the Fund as of October 31, 2003 amounts to $268,244. Transactions during the period in which the issuer was an affiliate are as follows

                                     Shares                                  Shares
                                October 31,       Gross         Gross    October 31,     Unrealized
                                       2002   Additions    Reductions           2003   Depreciation
---------------------------------------------------------------------------------------------------
 Stocks and/or Warrants
 Axsun Technologies, Inc.,
 Cv., Series C                     685,519           --            --       685,519     $ 7,731,763
 Blaze Network Products,
 Inc., 8% Cv.,
 Series D                          166,836           --            --       166,836       1,067,750
 MicroPhotonix Integration
 Corp., Cv.,
 Series C                          316,691           --            --       316,691       1,999,999
                                                                                        -----------
                                                                                        $10,799,512
                                                                                        ===========

 See accompanying Notes to Financial Statements.


14  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2003

------------------------------------------------------------------------------
 Assets

 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $161,615,928)                     $199,121,413
 Affiliated companies (cost $11,067,756)                             268,244
                                                                --------------
                                                                 199,389,657
------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                  5,905,917
 Shares of beneficial interest sold                                  468,950
 Dividends                                                            50,227
 Other                                                                   457
                                                                --------------
 Total assets                                                    205,815,208

------------------------------------------------------------------------------
 Liabilities

 Bank overdraft                                                    2,639,908
------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                             5,195,439
 Shares of beneficial interest redeemed                              922,586
 Shareholder reports                                                 182,756
 Transfer and shareholder servicing agent fees                        52,935
 Trustees' compensation                                               43,634
 Distribution and service plan fees                                   39,818
 Other                                                                25,661
                                                                --------------
 Total liabilities                                                 9,102,737

------------------------------------------------------------------------------
 Net Assets                                                     $196,712,471
                                                                ==============

------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                $637,766,636
------------------------------------------------------------------------------
 Accumulated net investment loss                                     (43,429)
------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign
 currency transactions                                          (467,716,709)
------------------------------------------------------------------------------
 Net unrealized appreciation on investments                       26,705,973
                                                                --------------
 Net Assets                                                     $196,712,471
                                                                ==============


15  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued


--------------------------------------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $93,886,272 and 29,904,232 shares of beneficial interest outstanding)                                 $3.14
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                                                           $3.33
--------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $69,788,962
 and 22,786,852 shares of beneficial interest outstanding)                                             $3.06
--------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $26,111,957
 and 8,526,868 shares of beneficial interest outstanding)                                              $3.06
--------------------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $4,444,938
 and 1,426,308 shares of beneficial interest outstanding)                                              $3.12
--------------------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on
 net assets of $2,480,342 and 772,668 shares of beneficial interest outstanding)                       $3.21


 See accompanying Notes to Financial Statements.


16  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2003



-------------------------------------------------------------------------------------------------------
 Investment Income

 Dividends (net of foreign withholding taxes of $13,401)                                  $   217,238
-------------------------------------------------------------------------------------------------------
 Interest                                                                                      37,415
                                                                                          -------------
 Total investment income                                                                      254,653

-------------------------------------------------------------------------------------------------------
 Expenses

 Management fees                                                                            1,329,343
-------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                      150,621
 Class B                                                                                      488,293
 Class C                                                                                      172,328
 Class N                                                                                       13,452
-------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                      760,167
 Class B                                                                                      769,296
 Class C                                                                                      198,164
 Class N                                                                                       14,784
 Class Y                                                                                          121
-------------------------------------------------------------------------------------------------------
 Shareholder reports                                                                          314,634
-------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                    7,801
-------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                         5,885
-------------------------------------------------------------------------------------------------------
 Other                                                                                          4,696
                                                                                          -------------
 Total expenses                                                                             4,229,585
 Less reduction to custodian expenses                                                            (694)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A             (621,394)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B             (685,037)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C             (158,053)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class N               (5,430)
                                                                                          -------------
 Net expenses                                                                               2,758,977

-------------------------------------------------------------------------------------------------------
 Net Investment Loss                                                                       (2,504,324)

-------------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain

 Net realized gain on:
 Investments                                                                               16,537,538
 Closing and expiration of option contracts written                                            31,777
 Foreign currency transactions                                                                     12
                                                                                          -------------
 Net realized gain                                                                         16,569,327
-------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                                      61,490,896

-------------------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                                     $75,555,899
                                                                                          =============


 See accompanying Notes to Financial Statements.


17  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS


 Year Ended October 31,                                                      2003                 2002
--------------------------------------------------------------------------------------------------------
 Operations

 Net investment loss                                                 $ (2,504,324)      $   (2,952,878)
--------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                              16,569,327         (180,422,416)
--------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                  61,490,896           91,696,018
                                                                     -----------------------------------
 Net increase (decrease) in net assets resulting from operations       75,555,899          (91,679,276)

--------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                               13,775,737           (4,784,726)
 Class B                                                                5,478,583           (1,860,465)
 Class C                                                                2,313,751            2,051,070
 Class N                                                                1,269,615            1,159,593
 Class Y                                                                  744,204              325,037

--------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                                             99,137,789          (94,788,767)
--------------------------------------------------------------------------------------------------------
 Beginning of period                                                   97,574,682          192,363,449
                                                                     -----------------------------------
 End of period [including accumulated net investment
 loss of $43,429 and $42,066, respectively]                          $196,712,471          $97,574,682
                                                                     ===================================


 See accompanying Notes to Financial Statements.


18  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

FINANCIAL HIGHLIGHTS


 Class A       Year Ended October 31,                           2003        2002          2001        2000 1
--------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                          $1.82       $3.51        $11.24       $ 10.00
--------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                   (.04)       (.04)         (.01)          .01
 Net realized and unrealized gain (loss)                        1.36       (1.65)        (7.71)         1.23
                                                               -----------------------------------------------
 Total from investment operations                               1.32       (1.69)        (7.72)         1.24
--------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                             --          --          (.01)           --
                                                               -----------------------------------------------
 Total dividends and/or distributions to shareholders             --          --          (.01)           --
--------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                $3.14       $1.82        $ 3.51        $11.24
                                                               ===============================================

--------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                            72.53%     (48.15)%      (68.74)%       12.40%

--------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                    $93,886     $44,150      $ 91,220      $253,471
--------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                           $62,832     $68,695      $158,376      $149,623
--------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                                  (1.51)%     (1.61)%       (0.23)%        0.25%
 Total expenses                                                 2.70%       3.11%         2.08%         1.65%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                             1.71%       2.10%         2.04%          N/A 4
--------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         219%        159%           85%            6%

1. For the period from April 25, 2000 (commencement of operations) to October 31, 2000.
2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

19  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

FINANCIAL HIGHLIGHTS  Continued

 Class B       Year Ended October 31,                           2003        2002          2001        2000 1
--------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                          $1.79       $3.48        $11.20       $ 10.00
--------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                            (.04)       (.07)         (.06)         (.01)
 Net realized and unrealized gain (loss)                        1.31       (1.62)        (7.66)         1.21
                                                               -----------------------------------------------
 Total from investment operations                               1.27       (1.69)        (7.72)         1.20
--------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                             --          --            --            --
                                                               -----------------------------------------------
 Total dividends and/or
 distributions to shareholders                                    --          --            --            --
--------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                $3.06       $1.79        $ 3.48        $11.20
                                                               ===============================================

--------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                            70.95%     (48.56)%      (68.93)%       12.00%

--------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                    $69,789     $36,813      $ 75,336      $200,251
--------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                           $48,920     $58,029      $128,540      $106,620
--------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                           (2.23)%     (2.40)%       (0.99)%       (0.48)%
 Total expenses                                                 3.82%       3.95%         2.84%         2.39%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                             2.42%       2.94%         2.80%          N/A 4
--------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         219%        159%           85%           6%

1. For the period from April 25, 2000 (commencement of operations) to October 31, 2000.
2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

20  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

 Class C       Year Ended October 31,                           2003        2002          2001        2000 1
--------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                          $1.79      $ 3.48        $11.20        $10.00
--------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                            (.04)       (.05)         (.05)         (.01)
 Net realized and unrealized gain (loss)                        1.31       (1.64)        (7.67)         1.21
                                                               -----------------------------------------------
 Total from investment operations                               1.27       (1.69)        (7.72)         1.20
--------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                             --          --            --            --
                                                               -----------------------------------------------
 Total dividends and/or
 distributions to shareholders                                    --          --            --            --
--------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                $3.06       $1.79        $ 3.48        $11.20
                                                               ===============================================

--------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                            70.95%     (48.56)%      (68.93)%       12.00%

--------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                    $26,112     $14,143       $23,121       $56,597
--------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                           $17,266     $17,800       $38,049       $28,193
--------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                           (2.29)%     (2.36)%       (1.00)%       (0.47)%
 Total expenses                                                 3.40%       3.84%         2.84%         2.39%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                             2.48%       2.83%         2.80%          N/A 4
--------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         219%        159%           85%            6%

1. For the period from April 25, 2000 (commencement of operations) to October 31, 2000.
2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

21  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

FINANCIAL HIGHLIGHTS  Continued

 Class N       Year Ended October 31,                                       2003          2002        2001 1
--------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                                      $1.81         $3.50         $6.59
--------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                                        (.05)         (.04)         (.03)
 Net realized and unrealized gain (loss)                                    1.36         (1.65)        (3.06)
                                                                           -----------------------------------
 Total from investment operations                                           1.31         (1.69)        (3.09)
--------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                         --            --            --
                                                                           -----------------------------------
 Total dividends and/or
 distributions to shareholders                                                --            --            --
--------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                            $3.12         $1.81         $3.50
                                                                           ===================================

--------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                                        72.38%       (48.29)%      (46.89)%

--------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                                 $4,445        $1,582        $1,450
--------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                        $2,698        $1,547        $1,287
--------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                                       (1.89)%       (1.80)%       (1.24)%
 Total expenses                                                             2.30%         3.05%         2.61%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                                         2.10%         2.04%         2.57%
--------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                     219%          159%           85%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

22  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

 Class Y       Year Ended October 31,                           2003        2002          2001        2000 1
--------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                          $1.85       $3.55        $11.26        $10.00
--------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                   (.04)       (.03)           -- 2         .02
 Net realized and unrealized gain (loss)                        1.40       (1.67)        (7.69)         1.24
                                                               -----------------------------------------------
 Total from investment operations                               1.36       (1.70)        (7.69)         1.26
--------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                             --          --          (.02)           --
                                                               -----------------------------------------------
 Total dividends and/or distributions to shareholders             --          --          (.02)           --
--------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                $3.21       $1.85        $ 3.55        $11.26
                                                               ===============================================

--------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                            73.51%     (47.89)%      (68.40)%       12.60%

--------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                     $2,480      $  887        $1,236            $1
--------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                            $1,492      $1,057        $  331            $1
--------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income (loss)                                  (1.05)%     (1.03)%       (0.08)%        0.33%
 Total expenses                                                 1.26%       1.57%         1.33%         1.42%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                              N/A 5      1.53%         1.23%          N/A 5
--------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         219%        159%           85%            6%

1. For the period from April 25, 2000 (commencement of operations) to October 31, 2000.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

23  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Emerging Technologies Fund (the Fund) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


24  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                Net Unrealized
                                                                  Appreciation
   Undistributed                                              Based on Cost of
   Net             Undistributed         Accumulated      Securities and Other
   Investment          Long-Term                Loss   Investments for Federal
   Income                   Gain    Carryforward 1,2       Income Tax Purposes
   ---------------------------------------------------------------------------
   $--                       $--        $466,057,871               $25,047,134

 1. As of October 31, 2003, the Fund had $466,057,871 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of October 31, 2003, details of the capital loss carryforwards were as follows:

                              Expiring
                              -------------------------------
                              2009               $268,287,393
                              2010                197,770,478
                                                 ------------
                              Total              $466,057,871
                                                 ============

 2. During the fiscal year October 31, 2003, the Fund utilized $14,755,514 of capital loss carryforward to offset capital gains realized in that fiscal year. During the fiscal year October 31, 2002, the Fund did not utilize any capital loss carryforwards.


25  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  CONTINUED

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

                 From                     To                            Net
                 Ordinary            Capital      Tax Return     Investment
                 Loss                   Loss      of Capital           Loss
                 ----------------------------------------------------------
                 $2,502,961              $12             $--     $2,502,949

 No distributions were paid during the years ended October 31, 2003 and October 31, 2002.

 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities
                 and other investments                     $174,342,523
                                                           ============

                 Gross unrealized appreciation             $ 48,905,269
                 Gross unrealized depreciation              (23,858,135)
                                                           ------------
                 Net unrealized appreciation               $ 25,047,134
                                                           ============

--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2003, the Fund's projected benefit obligations were increased by $2,951 and payments of $1,587 were made to retired trustees, resulting in an accumulated liability of $43,430 as of October 31, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

26  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              Year Ended October 31, 2003      Year Ended October 31, 2002
                                   Shares          Amount           Shares          Amount
--------------------------------------------------------------------------------------------
 Class A
 Sold                          19,269,973    $ 45,613,174        9,326,514    $ 25,428,472
 Redeemed                     (13,652,915)    (31,837,437)     (11,033,670)    (30,213,198)
                              --------------------------------------------------------------
 Net increase (decrease)        5,617,058    $ 13,775,737       (1,707,156)   $ (4,784,726)
                              ==============================================================

--------------------------------------------------------------------------------------------
 Class B
 Sold                           7,985,412    $ 18,868,771        6,616,144    $ 17,684,754
 Redeemed                      (5,813,163)    (13,390,188)      (7,676,699)    (19,545,219)
                              --------------------------------------------------------------
 Net increase (decrease)        2,172,249    $  5,478,583       (1,060,555)   $ (1,860,465)
                              ==============================================================

--------------------------------------------------------------------------------------------
 Class C
 Sold                           5,703,935    $ 12,775,516        3,887,508    $  9,097,690
 Redeemed                      (5,092,014)    (10,461,765)      (2,625,476)     (7,046,620)
                              --------------------------------------------------------------
 Net increase                     611,921    $  2,313,751        1,262,032    $  2,051,070
                              ==============================================================


27  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest  Continued

                              Year Ended October 31, 2003      Year Ended October 31, 2002
                                   Shares          Amount           Shares          Amount
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
 Class N
 Sold                             773,300    $  1,791,741          563,908    $  1,409,424
 Redeemed                        (219,846)       (522,126)        (105,319)       (249,831)
                              --------------------------------------------------------------
 Net increase                     553,454    $  1,269,615          458,589    $  1,159,593
                              ==============================================================

--------------------------------------------------------------------------------------------
 Class Y
 Sold                           1,072,410     $ 2,688,989          353,446       $ 890,176
 Redeemed                        (779,149)     (1,944,785)        (222,801)       (565,139)
                                ------------------------------------------------------------
 Net increase                     293,261     $   744,204          130,645       $ 325,037
                                ============================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2003, were $312,543,655 and $285,630,290, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.00% of average annual net assets.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 31, 2003, the Fund paid $437,532 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.


28  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                      Aggregate           Class A      Concessions      Concessions       Concessions        Concessions
                      Front-End         Front-End       on Class A       on Class B        on Class C         on Class N
                  Sales Charges     Sales Charges           Shares           Shares            Shares             Shares
                     on Class A       Retained by      Advanced by      Advanced by       Advanced by        Advanced by
 Year Ended              Shares       Distributor    Distributor 1    Distributor 1     Distributor 1      Distributor 1
--------------------------------------------------------------------------------------------------------------------------
 October 31, 2003      $349,326          $111,268          $24,877         $359,549           $63,372            $12,764

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                         Class A         Class B         Class C         Class N
                      Contingent      Contingent      Contingent      Contingent
                        Deferred        Deferred        Deferred        Deferred
                   Sales Charges   Sales Charges   Sales Charges   Sales Charges
                     Retained by     Retained by     Retained by     Retained by
 Year Ended          Distributor     Distributor     Distributor     Distributor
--------------------------------------------------------------------------------
 October 31, 2003         $8,575        $144,942          $3,379          $3,283

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year ended October 31, 2003, expense under the Class A Plan totaled $150,621, all of which were paid by the Distributor to recipients, which included $2,268 retained by the Distributor and $17,132 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended October 31, 2003, were as follows:

                                                                           Distributor's
                                                           Distributor's       Aggregate
                                                               Aggregate   Uncompensated
                                                           Uncompensated   Expenses as %
                        Total Expenses   Amount Retained        Expenses   of Net Assets
                            Under Plan    by Distributor      Under Plan        of Class
-----------------------------------------------------------------------------------------
 Class B Plan                 $488,293          $354,374      $9,187,394           13.16%
 Class C Plan                  172,328            44,129         877,140            3.36
 Class N Plan                   13,452             9,740          57,064            1.28

29  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
    As of October 31, 2003, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
 6. Option Activity
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium

30 | OPPENHEIMER EMERGING TECHNOLOGIES FUND whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the year ended October 31, 2003 was as follows:

                                                                   Call Options
                                                   ----------------------------
                                                   Number of          Amount of
                                                   Contracts           Premiums
                 --------------------------------------------------------------
                 Options outstanding as of
                 October 31, 2002                         --               $ --
                 Options written                       1,285            518,887
                 Options closed or expired            (1,285)          (518,887)
                                                   ----------------------------
                 Options outstanding as of
                 October 31, 2003                         --               $ --
                                                   ============================

--------------------------------------------------------------------------------
 7. Illiquid or Restricted Securities
 As of October 31, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of October 31, 2003 was $457,810, which represents 0.23% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                                                                                 Valuation as of       Unrealized
 Security                                 Acquisition Dates              Cost   October 31, 2003     Depreciation
-------------------------------------------------------------------------------------------------------------------
 Stocks and/or Warrants
 Axsun Technologies, Inc.,
 Cv., Series C                                     12/13/00        $8,000,007           $268,244       $7,731,763
 Blaze Network Products,
 Inc., 8% Cv., Series D                            10/17/00         1,067,750                 --        1,067,750
 BroadBand Office, Inc., Cv., Series C              8/28/00           999,980                 --          999,980
 Centerpoint Broadband Technologies,
 Inc., Cv., Series D                                5/26/00         5,000,001                 --        5,000,001
 Centerpoint Broadband Technologies,
 Inc., Cv., Series Z                               10/23/00           999,999                 --          999,999
 fusionOne, Inc., 8% Non-Cum. Cv.,
 Series D                                            9/6/00         1,434,530             15,930        1,418,600
 MicroPhotonix Integration Corp., Cv.,
 Series C                                            7/6/00         1,999,999                 --        1,999,999
 Multiplex, Inc., Cv., Series C                      2/9/01         2,849,336            159,036        2,690,300
 Questia Media, Inc., Cv., Series B                 8/18/00           999,998             14,600          985,398


31  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 8. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the year ended or at October 31, 2003.

32  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

INDEPENDENT AUDITORS' REPORT


--------------------------------------------------------------------------------
 The Board of Trustees and Shareholders of
 Oppenheimer Emerging Technologies Fund:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer Emerging Technologies Fund, including the statement of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, and the period from April 25, 2000 (commencement of operations) to October 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Emerging Technologies Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, and the period from April 25, 2000 (commencement of operations) to October 31, 2000, in conformity with accounting principles generally accepted in the United States of America.



 KPMG LLP

 Denver, Colorado
 November 21, 2003

33  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

FEDERAL INCOME TAX INFORMATION  Unaudited


--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    A portion, if any, of the dividends paid by the Fund during the fiscal year ended October 31, 2003 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $230,639 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2004, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


34  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

TRUSTEES AND OFFICERS  Unaudited

--------------------------------------------------------------------------------
Name, Position(s) Held with      Principal Occupation(s) During Past 5 Years;
Fund, Length of Service, Age     Other Trusteeships/Directorships Held by
                                 Trustee; Number of Portfolios in Fund Complex
                                 Currently Overseen by Trustee

INDEPENDENT                      The address of each Trustee in the chart below
TRUSTEES                         is 6803 S. Tucson Way, Centennial, CO
                                 80112-3924. Each Trustee serves for an
                                 indefinite term, until his or her resignation, retirement, death or removal. Mr. Motley was elected as Trustee to the Board I funds effective October 10, 2002 and did not hold shares of Board I funds during the calendar year ended December 31, 2002.

Clayton K. Yeutter,              Of Counsel (since 1993), Hogan & Hartson (a law
Chairman of the Board            firm). Other directorships: Weyerhaeuser Corp.
of Trustees (since 2003),        (since 1999) and Danielson Holding Corp. (since
Trustee (since 2000)             2002); formerly a director of Caterpillar, Inc.
Age: 72                          (1993-December 2002). Oversees 25 portfolios in
                                 the OppenheimerFunds complex.

Robert G. Galli,                 A trustee or director of other Oppenheimer
Trustee (since 2000)             funds. Oversees 35 portfolios in the
Age: 70                          OppenheimerFunds complex.

Phillip A. Griffiths,            A director (since 1991) of the Institute for
Trustee (since 2000)             Advanced Study, Princeton, N.J., a director
Age: 65                          (since 2001) of GSI Lumonics, a trustee (since
                                 1983) of Woodward Academy, a Senior Advisor
                                 (since 2001) of The Andrew W. Mellon
                                 Foundation. A member of: the National Academy of Sciences (since 1979), American Academy of
                                 Arts and Sciences (since 1995), American
                                 Philosophical Society (since 1996) and Council on Foreign Relations (since 2002). Formerly a director of Bankers Trust New York Corporation
                                 (1994-1999). Oversees 25 portfolios in the OppenheimerFunds complex.

Joel W. Motley,                  Director (since 2002) Columbia Equity Financial
Trustee (since 2002)             Corp. (privately-held financial adviser);
Age: 51                          Managing Director (since 2002) Carmona Motley,
                                 Inc. (privately-held financial adviser);
                                 Formerly he held the following positions:
                                 Managing Director (January 1998-December 2001),
                                 Carmona Motley Hoffman Inc. (privately-held financial adviser); Managing Director (January
                                 1992-December 1997), Carmona Motley & Co.
                                 (privately-held financial adviser). Oversees 25 portfolios in the OppenheimerFunds complex.

Kenneth A. Randall,              A director of Dominion Resources, Inc.
Trustee (since 2000)             (electric utility holding company) and Prime
Age: 76                          Retail, Inc. (real estate investment trust);
                                 formerly a director of Dominion Energy, Inc.
                                 (electric power and oil & gas producer), President and Chief Executive Officer of The
                                 Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company, American
                                 Motorists Insurance Company and American
                                 Manufacturers Mutual Insurance Company.
                                 Oversees 25 portfolios in the OppenheimerFunds complex.

Edward V. Regan,                 President, Baruch College, CUNY; a director of
Trustee (since 2000)             RBAsset (real estate manager); a director of
Age: 73                          OffitBank; formerly Trustee, Financial
                                 Accounting Foundation (FASB and GASB), Senior
                                 Fellow of Jerome Levy Economics Institute, Bard
                                 College, Chairman of Municipal Assistance
                                 Corporation for the City of New York, New York
                                 State Comptroller and Trustee of New York State and Local Retirement Fund. Oversees 25 investment companies in the OppenheimerFunds complex.


35  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

TRUSTEES AND OFFICERS  Unaudited / Continued

Russell S. Reynolds, Jr.,        Chairman (since 1993) of The Directorship
Trustee (since 2000)             Search Group, Inc. (corporate governance
Age: 71                          consulting and executive recruiting); a life
                                 trustee of International House (non-profit educational organization), and a trustee (since
                                 1996) of the Greenwich Historical Society.
                                 Oversees 25 portfolios in the OppenheimerFunds complex.

Donald W. Spiro,                 Chairman Emeritus (since January 1991) of the
Vice Chairman of the             Manager. Formerly a director (January
Board of Trustees,               1969-August 1999) of the Manager. Oversees 25
Trustee (since 2000)             portfolios in the OppenheimerFunds complex.
Age: 77

--------------------------------------------------------------------------------
INTERESTED TRUSTEE               The address of Mr. Murphy in the chart below is
AND OFFICER                      Two World Financial Center, 225 Liberty St.,
                                 New York, NY 10281-1008. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

John V. Murphy,                  Chairman, Chief Executive Officer and director
President and Trustee,           (since June 2001) and President (since
Trustee (since 2001)             September 2000) of the Manager; President and a
Age: 54                          director or trustee of other Oppenheimer funds;
                                 President and a director (since July 2001) of Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer
                                 Partnership Holdings, Inc. (a holding company subsidiary of the Manager); a director (since
                                 November 2001) of OppenheimerFunds Distributor,
                                 Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001) of Shareholder
                                 Services, Inc. and of Shareholder Financial
                                 Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since
                                 July 2001) of OppenheimerFunds Legacy Program
                                 (a charitable trust program established by the Manager); a director of the investment advisory subsidiaries of the Manager: OFI Institutional
                                 Asset Management, Inc. and Centennial Asset
                                 Management Corporation (since November 2001),
                                 HarbourView Asset Management Corporation and
                                 OFI Private Investments, Inc. (since July
                                 2001); President (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real
                                 Asset Management, Inc.; a director (since
                                 November 2001) of Trinity Investment Management
                                 Corp. and Tremont Advisers, Inc. (investment advisory affiliates of the Manager); Executive
                                 Vice President (since February 1997) of
                                 Massachusetts Mutual Life Insurance Company
                                 (the Manager's parent company); a director
                                 (since June 1995) of DLB Acquisition
                                 Corporation (a holding company that owns the shares of David L. Babson & Company, Inc.);
                                 formerly, Chief Operating Officer (September
                                 2000-June 2001) of the Manager; President and trustee (November 1999-November 2001) of MML
                                 Series Investment Fund and MassMutual
                                 Institutional Funds (open-end investment companies); a director (September 1999-August
                                 2000) of C.M. Life Insurance Company;
                                 President, Chief Executive Officer and director
                                 (September 1999-August 2000) of MML Bay State
                                 Life Insurance Company; a director (June
                                 1989-June 1998) of Emerald Isle Bancorp and
                                 Hibernia Savings Bank (a wholly-owned
                                 subsidiary of Emerald Isle Bancorp). Oversees
                                 72 portfolios as Trustee/Officer and 10
                                 portfolios as Officer in the OppenheimerFunds complex.


36  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

--------------------------------------------------------------------------------
OFFICERS The address of the Officers in the chart below is as follows: for Ms. Granger and Mr. Zack, Two World Financial Center, 225 Liberty St., New York, NY 10281-1008, for Mr. Wixted, 6803
                                 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

Laura Granger,                   Vice President of the Manager (since October
Vice President and Portfolio     2000); an officer of 3 portfolios in the
Manager (since 2000)             OppenheimerFunds complex; formerly a portfolio
Age: 42                          manager at Fortis Advisors (July 1998-October
                                 2000) prior to which she was portfolio manager at General Motors Investment Management (July
                                 1993-July 1998).

Brian W. Wixted,                 Senior Vice President and Treasurer (since
Treasurer (since 2000)           March 1999) of the Manager; Treasurer (since
Age: 44                          March 1999) of HarbourView Asset Management
                                 Corporation, Shareholder Services, Inc.,
                                 Oppenheimer Real Asset Management Corporation,
                                 Shareholder Financial Services, Inc.,
                                 Oppenheimer Partnership Holdings, Inc., OFI
                                 Private Investments, Inc. (since March 2000),
                                 OppenheimerFunds International Ltd. and
                                 OppenheimerFunds plc (since May 2000) and OFI
                                 Institutional Asset Management, Inc. (since
                                 November 2000) (offshore fund management subsidiaries of the Manager); Treasurer and Chief Financial Officer (since May 2000) of
                                 Oppenheimer Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer
                                 (since March 1999) of Oppenheimer Acquisition
                                 Corp. and OppenheimerFunds Legacy Program
                                 (since April 2000); formerly Principal and
                                 Chief Operating Officer (March 1995-March
                                 1999), Bankers Trust Company-Mutual Fund
                                 Services Division. An officer of 82 portfolios in the OppenheimerFunds complex.

Robert G. Zack,                  Senior Vice President (since May 1985) and
Secretary (since 2001)           General Counsel (since February 2002) of the
Age: 55                          Manager; General Counsel and a director (since
                                 November 2001) of OppenheimerFunds Distributor,
                                 Inc.; Senior Vice President and General Counsel
                                 (since November 2001) of HarbourView Asset
                                 Management Corporation; Vice President and a director (since November 2000) of Oppenheimer
                                 Partnership Holdings, Inc.; Senior Vice
                                 President, General Counsel and a director
                                 (since November 2001) of Shareholder Services,
                                 Inc., Shareholder Financial Services, Inc., OFI
                                 Private Investments, Inc., Oppenheimer Trust
                                 Company and OFI Institutional Asset Management,
                                 Inc.; General Counsel (since November 2001) of
                                 Centennial Asset Management Corporation; a director (since November 2001) of Oppenheimer
                                 Real Asset Management, Inc.; Assistant
                                 Secretary and a director (since November 2001) of OppenheimerFunds International Ltd.; Vice
                                 President (since November 2001) of
                                 OppenheimerFunds Legacy Program; Secretary
                                 (since November 2001) of Oppenheimer
                                 Acquisition Corp.; formerly Acting General
                                 Counsel (November 2001-February 2002) and
                                 Associate General Counsel (May 1981-October
                                 2001) of the Manager; Assistant Secretary of
                                 Shareholder Services, Inc. (May 1985-November
                                 2001), Shareholder Financial Services, Inc.
                                 (November 1989-November 2001); OppenheimerFunds
                                 International Ltd. and OppenheimerFunds plc
                                 (October 1997-November 2001). An officer of 82 portfolios in the OppenheimerFunds complex.


The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.

37  |  OPPENHEIMER EMERGING TECHNOLOGIES FUND

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

                  The Board of Trustees of the Fund has determined that Edward
V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of October 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)